INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.    INTANGIBLE ASSETS

Intangible assets of Grupo Supervielle for fiscal years ended on December 31, 2023 and 2022 are as follows:

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2023
Measurement at cost
Goodwill	31,027,144	—	—	(4,000,000)	—	27,027,144	—	—	—	—	—	27,027,144
Brands	1,831,210	—	—	—	—	1,831,210	—	—	—	—	—	1,831,210
Other intangible assets(*)	88,245,470	16,916,944	—	—	(756,231)	104,406,183	(51,735,118)	93,369	—	(13,988,733)	(65,630,482)	38,775,701
TOTAL	121,103,824	16,916,944	—	(4,000,000)	(756,231)	133,264,537	(51,735,118)	93,369	—	(13,988,733)	(65,630,482)	67,634,055

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2022
Measurement at cost
Goodwill	33,327,743	—	—	(2,300,599)	—	31,027,144	—	—	—	—	—	31,027,144
Brands	1,831,210	—	—	—	—	1,831,210	—	—	—	—	—	1,831,210
Other intangible assets(*)	71,107,364	17,707,912	—	—	(569,806)	88,245,470	(36,979,731)	485,868	—	(15,241,255)	(51,735,118)	36,510,352
TOTAL	106,266,317	17,707,912	—	(2,300,599)	(569,806)	121,103,824	(36,979,731)	485,868	—	(15,241,255)	(51,735,118)	69,368,706

(*)mainly include systems and programs.

14.1    Goodwill impairment

Goodwill is assigned to Grupo Supervielle’s cash generating units on the basis of the operating segments.

	12/31/2023	12/31/2022
Supervielle Seguros S.A.	88,686	88,686
Banco Regional de Cuyo S.A.	464,982	464,982
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	16,902,605	16,902,605
Micro Lending S.A.U.	9,308,612	13,308,612
Supervielle Agente de Negoación S.A.U.	46,943	46,943
Others	215,316	215,316
TOTAL	27,027,144	31,027,144

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of past performance, other external sources of information and the expectations of market development.

The discount rates used were 15.6% and they were determined  by using the average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry and the size of the business.

The main macroeconomic assumptionsused include  the number of borrowings originated by MILA (“Micro Lending”) and IOL (“ InvertirOnline”) operating income:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2023	2024	2025	2026	2027	2028
Inflation (end of period)	211.4%	205.6%	80.4%	49.8%	23.7%	8.5%
Inflation (average)	133.5%	249.1%	104.9%	62.0%	34.4%	13.4%
Cost of funding (average)	63.0%	70.0%	45.3%	31.6%	17.8%	9.4%
Loan’s interest rate (average)	82.8%	88.0%	59.3%	43.6%	27.8%	17.4%
Number of borrowings originated by Micro Lending	5,798	7,080	9,996	12,504	14,004	14,004
InvertirOnline'Operating income	7,326	21,213	51,990	88,474	118,939	134,834

As of December 31, 2023, political conditions negatively affected the Argentine economy in general,  the main impacts are detailed below:

• An inflationary acceleration and greater devaluation of the Argentine peso, with the accumulated inflation index being 211.4% during 2023 (CPI) and the variation in the BCRA exchange rate Com. “A” 3,500, for the same period, of 356.4%.

• Exchange restrictions in order to contain the demand for dollars.

• Reduction of the 1-day repo rate from 126% to 100% n.a. (171.5% e.a.). Thus, the interest rate on 1-day repos for private funds was 85% n.a. (133.7% n.a.), while the 1-day reverse repo interest rate remained at 160% n.a. (393.6% e.a.).

To what was mentioned above we must add the following conditions that negatively affected the Micro Lending business:

• During 2023, automobile loans have decreased their share of the product more than loans to the non-financial private sector as a whole.

• The market share of automobile loans in the Argentinian financial system (BCRA) is at historic lows, representing 0.2% of GDP.

• Both the patenting of 0KM units, and the percentage of these transactions that are carried out through financing, are in slight recovery but quite far from historical highs.

• Financing of the purchase of used vehicles is relevant to MILA's operations. This business has not been immune to the forementioned market conditions, the amount of loans granted was in the order of 5,800 operations (1% below 2022), which is an historical low for the business.

As a consequence of these macroeconomic conditions The Group recorded an impairment of $4,000,000 of  the goodwill of Micro Lending S.A.U., as of December 31, 2023, which was recorded in depreciation and impairment of non-financial assets line of the Income Statement. The impairment was included in the “People and Business” segment. The value attributable to the cash-generating unit in which the goodwill was included was 10,477,611 as of December 31, 2023.

No additional impairment was determined for the remaining goodwill recorded within Intangible Assets as of December 31, 2023.

The sensitivity analysis of the cash generating units to which goodwill was assigned, excluding Micro Lending S.A.U., was based on a 1% increase in the weighted average cost of capital. The Group concluded that it would not be necessary to recognize any impairment losses on goodwill in the segment under these conditions.